CONSOLIDATED BALANCE SHEETS (unaudited) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Investments in hotel properties, net	$ 4,024,176	$ 4,108,443		$ 4,105,219
Cash and cash equivalents	240,316	262,636	$ 242,561	319,210	$ 354,805	$ 347,091
Restricted cash	126,649	135,571	152,151	120,602	116,787	144,014
Marketable securities	437	14,591		21,816
Accounts receivable, net of allowance of $794 and $698, respectively	29,129	39,638
Inventories	4,288	4,346		4,224
Notes receivable, net	7,844	7,709		0
Investment in unconsolidated entity	2,801	2,829		4,489
Deferred costs, net	2,786	2,897		3,449
Prepaid expenses	28,329	21,886		19,982
Derivative assets, net	1,629	1,691		2,396
Operating lease right-of-use assets	45,576	49,995
Other assets	27,783	17,932		15,923
Intangible assets	797	797		9,824
Due from related parties, net	4,399	3,019		0
Due from third-party hotel managers	19,183	17,368		21,760
Total assets	4,566,122	4,691,348		4,685,954
Liabilities:
Indebtedness, net	4,103,658	4,106,518		3,927,266
Accounts payable and accrued expenses	135,993	134,341		136,757
Dividends and distributions payable	11,740	20,849	27,552	26,794	25,045
Due to Ashford Inc., net	5,229	6,570		23,034
Due to third-party hotel managers	3,021	2,509		2,529
Intangible liabilities, net	2,317	2,337		15,483
Operating lease liabilities	45,747	53,270
Derivative liabilities, net	350	42		50
Other liabilities	25,168	25,776		18,716
Total liabilities	4,333,223	4,352,212		4,152,106
Commitments and contingencies (note 16)
Redeemable noncontrolling interests in operating partnership	35,229	69,870		80,743
Equity:
Common stock, $0.01 par value, 400,000,000 shares authorized, 105,115,965 and 102,103,602 shares issued and outstanding at March 31, 2020 and December 31, 2019, respectively	1,051	1,021		1,010
Additional paid-in capital	1,829,396	1,825,553		1,814,273
Accumulated deficit	(1,633,459)	(1,558,038)		(1,363,020)
Total stockholders' equity of the Company	197,214	268,762		452,489
Noncontrolling interest in consolidated entities	456	504		616
Total equity	197,670	269,266	$ 372,648	453,105	$ 633,146	$ 792,377
Total liabilities and equity	4,566,122	4,691,348		4,685,954
Series D Preferred Stock
Equity:
Preferred stock, $0.01 par value, 50,000,000 shares authorized:	24	24		24
Series F Preferred Stock
Equity:
Preferred stock, $0.01 par value, 50,000,000 shares authorized:	48	48		48
Series G Preferred Stock
Equity:
Preferred stock, $0.01 par value, 50,000,000 shares authorized:	62	62		62
Series H Preferred Stock
Equity:
Preferred stock, $0.01 par value, 50,000,000 shares authorized:	38	38		38
Series I Preferred Stock
Equity:
Preferred stock, $0.01 par value, 50,000,000 shares authorized:	$ 54	$ 54		$ 54